Fair value of financial instruments (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument

	As at October 31, 2021
	Carrying value and fair value				Carrying value	Fair value

(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$56,896	$–	$–	$22,742	$22,742	$79,638	$79,638
Securities
Trading	125,801	13,439	–	–	–	–	139,240	139,240
Investment, net of applicable allowance	–	–	77,802	533	67,149	66,823	145,484	145,158
	125,801	13,439	77,802	533	67,149	66,823	284,724	284,398
Assets purchased under reverse repurchase agreements and securities borrowed	265,011	–	–	–	42,892	42,892	307,903	307,903
Loans, net of applicable allowance
Retail	–	241	327	–	500,621	502,277	501,189	502,845
Wholesale	8,428	2,769	813	–	204,376	204,683	216,386	216,693
	8,428	3,010	1,140	—	704,997	706,960	717,575	719,538
Other
Derivatives	95,541	–	–	–	–	–	95,541	95,541
Other assets (1)	4,109	–	–	–	58,483	58,483	62,592	62,592
Financial liabilities
Deposits
Personal	$321	$18,328			$343,839	$344,040	$362,488	$362,689
Business and government (2)	739	131,630			563,984	565,106	696,353	697,475
Bank (3)	–	17,251			24,739	24,743	41,990	41,994
	1,060	167,209			932,562	933,889	1,100,831	1,102,158
Other
Obligations related to securities sold short	37,841	–			–	–	37,841	37,841
Obligations related to assets sold under repurchase agreements and securities loaned	–	236,147			26,054	26,054	262,201	262,201
Derivatives	91,439	–			–	–	91,439	91,439
Other liabilities (4)	654	171			64,746	64,749	65,571	65,574
Subordinated debentures	–	–			9,593	9,601	9,593	9,601

	As at October 31, 2020
	Carrying value and fair value				Carrying value	Fair value

(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$21,603	$–	$–	$17,410	$17,410	$39,013	$39,013
Securities
Trading	126,027	10,044	–	–	–	–	136,071	136,071
Investment, net of applicable allowance	–	–	81,395	525	57,823	58,627	139,743	140,547
	126,027	10,044	81,395	525	57,823	58,627	275,814	276,618
Assets purchased under reverse repurchase agreements and securities borrowed	264,394	–	–	–	48,621	48,621	313,015	313,015
Loans, net of applicable allowance
Retail	–	253	260	–	454,429	462,884	454,942	463,397
Wholesale	6,197	2,363	744	–	196,746	198,753	206,050	208,057
	6,197	2,616	1,004	–	651,175	661,637	660,992	671,454
Other
Derivatives	113,488	–	–	–	–	–	113,488	113,488
Other assets (1)	3,414	–	–	–	57,065	57,065	60,479	60,479
Financial liabilities
Deposits
Personal	$104	$17,096			$325,852	$324,804	$343,052	$342,004
Business and government (2)	389	107,466			516,456	518,501	624,311	626,356
Bank (3)	–	18,015			26,507	26,518	44,522	44,533
	493	142,577			868,815	869,823	1,011,885	1,012,893
Other
Obligations related to securities sold short	29,285	–			–	–	29,285	29,285
Obligations related to assets sold under repurchase agreements and securities loaned	–	255,922			18,309	18,309	274,231	274,231
Derivatives	109,927	–			–	–	109,927	109,927
Other liabilities (4)	80	86			65,712	65,719	65,878	65,885
Subordinated debentures	–	–			9,867	10,071	9,867	10,071

(1)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes Acceptances and financial instruments recognized in Other liabilities.

Summary of Liabilities Designated as at Fair Value through Profit or Loss
For our financial liabilities designated as FVTPL, we take into account changes in our own credit spread and the expected duration of the instrument to measure the change in fair value attributable to changes in credit risk.

	As at or for the year ended October 31, 2021 (1)

	Contractual maturity amount	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value attributable to changes in credit risk included in OCI for positions still held
(Millions of Canadian dollars)				During the period	Cumulative (2)
Term deposits
Personal	$18,205	$18,328	$123	$(17)	$72
Business and government (3)	131,830	131,630	(200)	(75)	416
Bank (4)	17,253	17,251	(2)	–	–
	167,288	167,209	(79)	(92)	488
Obligations related to assets sold under repurchase agreements and securities loaned	236,164	236,147	(17)	(8)	–
Other liabilities	171	171	–	–	–
	$403,623	$403,527	$(96)	$(100)	$488

	As at or for the year ended October 31, 2020 (1)

	Contractual maturity amount	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value attributable to changes in credit risk included in OCI for positions still held
(Millions of Canadian dollars)				During the period	Cumulative (2)
Term deposits
Personal	$17,279	$17,096	$(183)	$67	$89
Business and government (3)	106,153	107,466	1,313	281	491
Bank (4)	18,016	18,015	(1)	–	–
	141,448	142,577	1,129	348	580
Obligations related to assets sold under repurchase agreements and securities loaned	255,908	255,922	14	8	8
Other liabilities	86	86	–	–	–
	$397,442	$398,585	$1,143	$356	$588
(1)	There are no significant changes in fair value attributable to changes in credit risk included in net income for positions still held.
(2)	The cumulative change is measured from the initial designation of the liabilities as FVTPL. For the year ended October 31, 2021, $25 million of fair value losses previously included in OCI relate to financial liabilities derecognized during the year (October 31, 2020 –
$2 million of fair value gains).
(3)	Business and government term deposits include amounts from regulated deposit-taking institutions other than regulated banks.
(4)	Bank term deposits refer to amounts from regulated banks and central banks.

Summary of Net Gains (Losses) From Financial Instruments Classified and Designated as at Fair Value Through Profit or Loss	Financial instruments classified as FVTPL, which includes mainly trading securities, derivatives, trading liabilities, and financial assets and liabilities designated as FVTPL are measured at fair value with realized and unrealized gains and losses recognized in
Non-interest
income.

	For the year ended

(Millions of Canadian dollars)	October 31 2021	October 31 2020
Net gains (losses) (1)
Classified as fair value through profit or loss (2)	$3,447	$(69)
Designated as fair value through profit or loss (3)	(1,407)	1,533
	$2,040	$1,464
By product line (1)
Interest rate and credit (4)	$1,033	$1,490
Equities	57	(501)
Foreign exchange and commodities	950	475
	$2,040	$1,464

(1)	Excludes the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Consolidated Statements of Income: Net losses
from financial instruments designated as FVTPL of $14 million (October 31, 2020 – gains of $329 million).
(2)	Excludes derivatives designated in a hedging relationship. Refer to Note 8 for net gains (losses) on these derivatives.
(3)	For the year ended October 31, 2021, $1,408 million of net fair value losses
on financial liabilities designated as FVTPL, other than those attributable to changes in our own credit risk, were included in
Non-interest
income (October 31, 2020 – gains of $1,532 million).
(4)	Includes gains (losses) recognized on cross currency interest rate swaps.

Summary of Net Interest Income From Financial Instruments

	For the year ended
(Millions of Canadian dollars)	October 31 2021	October 31 2020
Interest and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$4,551	$8,480
Financial instruments measured at fair value through other comprehensive income	375	957
Financial instruments measured at amortized cost	23,219	25,446
	28,145	34,883
Interest expense (1)
Financial instruments measured at fair value through profit or loss	$2,865	$6,065
Financial instruments measured at amortized cost (3)	5,278	7,983
	8,143	14,048
Net interest income	$20,002	$20,835
(1)	Excludes the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Consolidated Statements of Income: Interest income of $576 million (October 31, 2020 – $521 million), and Interest expense of $4 million (October 31, 2020 – $7 million).
(2)	Includes dividend income for the year ended October 31, 2021 of $2,436 million (October 31, 2020 – $2,670 million), which is presented in Interest and dividend income in the Consolidated Statements of Income.
(3)	Includes interest expense on lease liabilities for the year ended October 31, 2021 of $110 million (October 31, 2020 – $123 million) .

Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy
Fair value of assets and liabilities measured at fair value on a recurring basis and classified using the fair value hierarchy

	As at
	October 31, 2021						October 31, 2020
	Fair value measurements using			Netting adjustments		Fair value	Fair value measurements using			Netting adjustments		Fair value
(Millions of Canadian dollars)	Level 1	Level 2	Level 3				Level 1	Level 2	Level 3
Financial assets
Interest-bearing deposits with banks	$–	$56,896	$–	$		$56,896	$–	$21,603	$–	$		$21,603
Securities
Trading
Debt issued or guaranteed by:
Canadian government (1)
Federal	8,977	2,380	–			11,357	12,773	3,012	–			15,785
Provincial and municipal	–	11,068	–			11,068	–	11,562	–			11,562
U.S. federal, state, municipal and agencies (1)	215	22,738	25			22,978	1,508	35,029	44			36,581
Other OECD government (2)	2,729	5,730	–			8,459	3,085	3,380	–			6,465
Mortgage-backed securities (1)	–	4	–			4	–	39	–			39
Asset-backed securities
Non-CDO securities (3)	–	891	2			893	–	526	2			528
Corporate debt and other debt	–	23,085	25			23,110	–	21,464	30			21,494
Equities	56,826	3,015	1,530			61,371	39,795	2,561	1,261			43,617
	68,747	68,911	1,582			139,240	57,161	77,573	1,337			136,071
Investment
Debt issued or guaranteed by:
Canadian government (1)
Federal	1,973	1,730	–			3,703	647	1,894	–			2,541
Provincial and municipal	–	3,132	–			3,132	–	3,233	–			3,233
U.S. federal, state, municipal and agencies (1)	12	34,815	–			34,827	160	38,364	–			38,524
Other OECD government	–	5,956	–			5,956	–	7,345	–			7,345
Mortgage-backed securities (1)	–	2,727	20			2,747	–	2,343	27			2,370
Asset-backed securities
CDO	–	7,074	–			7,074	–	7,414	–			7,414
Non-CDO securities	–	586	–			586	–	854	–			854
Corporate debt and other debt	–	19,625	152			19,777	–	18,954	160			19,114
Equities	46	153	334			533	38	152	335			525
	2,031	75,798	506			78,335	845	80,553	522			81,920
Assets purchased under reverse repurchase agreements and securities borrowed	–	265,011	–			265,011	–	264,394	–			264,394
Loans	–	11,501	1,077			12,578	–	8,747	1,070			9,817
Other
Derivatives
Interest rate contracts	–	33,857	320			34,177	1	53,720	501			54,222
Foreign exchange contracts	–	41,224	74			41,298	–	39,246	57			39,303
Credit derivatives	–	34	–			34	–	463	–			463
Other contracts	3,175	17,955	26			21,156	4,458	16,767	36			21,261
Valuation adjustments	–	(819)	9			(810)	–	(1,112)	8			(1,104)
Total gross derivatives	3,175	92,251	429			95,855	4,459	109,084	602			114,145
Netting adjustments					(314)	(314)					(657)	(657)
Total derivatives						95,541						113,488
Other assets	1,474	2,635	–			4,109	1,154	2,207	53			3,414
	$75,427	$573,003	$3,594		$(314)	$651,710	$63,619	$564,161	$3,584		$(657)	$630,707
Financial liabilities
Deposits
Personal	$–	$18,498	$151	$		$18,649	$–	$17,061	$139	$		$17,200
Business and government	–	132,369	–			132,369	–	107,855	–			107,855
Bank	–	17,251	–			17,251	–	18,015	–			18,015
Other
Obligations related to securities sold short	18,345	19,496	–			37,841	12,484	16,801	–			29,285
Obligations related to assets sold under repurchase agreements and securities loaned	–	236,147	–			236,147	–	255,922	–			255,922
Derivatives
Interest rate contracts	–	28,566	955			29,521	–	46,723	1,089			47,812
Foreign exchange contracts	–	40,484	27			40,511	–	38,210	35			38,245
Credit derivatives	–	120	–			120	–	531	–			531
Other contracts	3,699	17,456	419			21,574	5,734	18,041	337			24,112
Valuation adjustments	–	38	(11)			27	–	(84)	(32)			(116)
Total gross derivatives	3,699	86,664	1,390			91,753	5,734	103,421	1,429			110,584
Netting adjustments					(314)	(314)					(657)	(657)
Total derivatives						91,439						109,927
Other liabilities	258	560	7			825	118	10	38			166
	$22,302	$510,985	$1,548		$(314)	$534,521	$18,336	$519,085	$1,606		$(657)	$538,370

(1)	As at October 31, 2021, residential and commercial mortgage-backed securities (MBS) included in all fair value levels of trading securities were $13,124 million
and $nil (October 31, 2020 – $20,520 million and $nil), respectively, and in all fair value levels of Investment securities were $13,542 million
and $2,592
million
(October 31, 2020 – $9,487 million and $2,137 million), respectively.
(2)	Organisation for Economic Co-operation and Development (OECD).
(3)	Collateralized debt obligations (CDO).

Summary of Quantitative Information about Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments)
The following table presents fair values of our significant Level 3 financial instruments, valuation techniques used to determine their fair values, ranges and weighted averages of unobservable inputs.

As at October 31, 2021 (Millions of Canadian dollars, except for prices, percentages and ratios)
		Fair value				Range of input values (1), (2)

Products	Reporting line in the fair value hierarchy table	Assets	Liabilities	Valuation techniques	Significant unobservable inputs (3)	Low	High	Weighted average / Inputs distribution
Corporate debt and related derivatives				Price-based	Prices	$29.18	$127.09	$96.36
	Corporate debt and other debt	$27		Discounted cash flows	Credit spread	1.15%	6.92%	4.04%
	Loans	1,077			Credit enhancement	11.92%	15.90%	13.25%
	Derivative related liabilities		$9
Government debt and municipal bonds				Price-based	Prices	n.a.	n.a.	n.a.
	Corporate debt and other debt	150		Discounted cash flows	Yields	3.91%	8.17%	5.91%
Private equities, hedge fund investments and related equity derivatives				Market comparable	EV/EBITDA multiples	8.82X	26.00X	9.16X
	Equities	1,864		Price-based	P/E multiples	9.40X	38.00X	10.96X
	Derivative related liabilities		2	Discounted cash flows	EV/Rev multiples	1.14X	20.80X	5.40X
					Liquidity discounts (4)	10.00%	40.00%	16.40%
					Discount rate	10.65%	10.65%	10.65%
					NAV / prices (5)	n.a.	n.a.	n.a.
Interest rate derivatives and interest-rate-linked structured notes (6), (7)				Discounted cash flows	Interest rates	0.13%	2.46%	High
	Derivative related assets	367		Option pricing model	CPI swap rates	1.76%	2.42%	Even
	Derivative related liabilities		974		IR-IR correlations	19.00%	67.00%	Even
					FX-IR correlations	29.00%	56.00%	Even
					FX-FX correlations	68.00%	68.00%	Even
Equity derivatives and equity-linked structured notes (6), (7)				Discounted cash flows	Dividend yields	0.00%	6.37%	Lower
	Derivative related assets	25		Option pricing model	Equity (EQ)-EQ correlations	32.00%	95.00%	Middle
	Deposits		151		EQ-FX correlations	(60.60)%	27.30%	Middle
	Derivative related liabilities		381		EQ volatilities	8.00%	128.00%	Upper
Other (8)
	Asset-backed securities	2
	Derivative related assets	37
	Other assets	–
	Mortgage-backed securities	20
	U.S. state, municipal and agencies debt	25
	Derivative related liabilities		24
	Other liabilities		7
Total		$3,594	$1,548

As at October 31, 2020 (Millions of Canadian dollars, except for prices, percentages and ratios)
		Fair value				Range of input values (1), (2)
Products	Reporting line in the fair value hierarchy table	Assets	Liabilities	Valuation techniques	Significant unobservable inputs (3)	Low	High	Weighted average / Inputs distribution
Corporate debt and related derivatives				Price-based	Prices	$1.33	$136.34	$94.23
	Corporate debt and other debt	$33		Discounted cash flows	Credit spread	1.75%	14.10%	7.93%
	Loans	1,070			Credit enhancement	11.82%	15.75%	13.13%
	Derivative related liabilities		$25
Government debt and municipal bonds				Price-based	Prices	$64.62	$64.62	$64.62
	Corporate debt and other debt	157		Discounted cash flows	Yields	4.21%	7.89%	5.88%
Private equities, hedge fund investments and related equity derivatives				Market comparable	EV/EBITDA multiples	7.00X	15.38X	13.31X
	Equities	1,596		Price-based	P/E multiples	9.40X	33.47X	19.10X
	Derivative related liabilities		10	Discounted cash flows	EV/Rev multiples	1.61X	9.10X	2.04X
					Liquidity discounts (4)	10.00%	40.00%	16.40%
					Discount rate	10.52%	10.52%	10.52%
					NAV / prices (5)	n.a.	n.a.	n.a.
Interest rate derivatives and interest-rate-linked structured notes (6), (7)				Discounted cash flows	Interest rates	1.20%	1.60%	Even
	Derivative related assets	540		Option pricing model	CPI swap rates	1.46%	1.83%	Even
	Derivative related liabilities		1,103		IR-IR correlations	19.00%	67.00%	Even
					FX-IR correlations	29.00%	56.00%	Even
					FX-FX correlations	68.00%	68.00%	Even
Equity derivatives and equity-linked structured notes (6), (7)				Discounted cash flows	Dividend yields	0.00%	11.38%	Lower
	Derivative related assets	36		Option pricing model	Equity (EQ)-EQ correlations	21.90%	97.00%	Middle
	Deposits		139		EQ-FX correlations	(71.40)%	45.10%	Middle
	Derivative related liabilities		238		EQ volatilities	9.00%	176.00%	Upper
Other (8)
	Asset-backed securities	2
	Derivative related assets	26
	Other assets	53
	Mortgage-backed securities	27
	U.S. state, municipal and agencies debt	44
	Derivative related liabilities		53
	Other liabilities		38
Total		$3,584	$1,606

(1)	The low and high input values represent the actual highest and lowest level inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the different underlying instruments within the product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date. Where provided, the weighted average of the input values is calculated based on the relative fair values of the instruments within the product category. The weighted averages for derivatives are not presented in the table as they would not provide a comparable metric; instead, distribution of significant unobservable inputs within the range for each product category is indicated in the table.
(2)	Price-based inputs are significant for certain debt securities and are based on external benchmarks, comparable proxy instruments or pre-quarter-end
trade data. For these instruments, the price input is expressed in dollars for each $100 par value. For example, with an input price of $105, an instrument is valued at a premium over its par value.
(3)
The significant unobservable inputs include
the following: (i) Enterprise Value (EV); (ii) Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA); (iii) Price / Earnings (P/E); (iv) Revenue (Rev); (v) Consumer Price Index (CPI); (vi) Interest Rate (IR); (vii) Foreign Exchange (FX); and (viii) Equity (EQ).
(4)	Fair value of securities with liquidity discount inputs totalled $385 million (October 31, 2020 – $286 million).
(5)	NAV of a hedge fund is total fair value of assets less liabilities divided by the number of fund units. Private equities are valued based on NAV or valuation techniques. The range for NAV per unit or price per share has not been disclosed for the hedge funds or private equities due to the dispersion of prices given the diverse nature of the investments.
(6)	The level of aggregation and diversity within each derivative instrument category may result in certain ranges of inputs being wide and inputs being unevenly distributed across the range. In the table, we indicated whether the majority of the inputs are concentrated toward the upper, middle, or lower end of the range, or evenly distributed throughout the range.
(7)	The structured notes contain embedded equity or interest rate derivatives with unobservable inputs that are similar to those of the equity or interest rate derivatives.
(8)	Other primarily includes certain insignificant instruments such as auction rate securities, commodity derivatives, foreign exchange derivatives, contingent considerations, bank-owned life insurance and retractable shares.
n.a.	not applicable

Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3
Changes in fair value measurement for instruments measured on a recurring basis and categorized in Level 3

	For the year ended October 31, 2021

(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$44	$–	$(2)	$–	$(17)	$–	$–	$25	$1
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	30	(2)	–	12	(5)	14	(24)	25	(1)
Equities	1,261	96	(60)	338	(125)	26	(6)	1,530	164
	1,337	94	(62)	350	(147)	40	(30)	1,582	164
Investment
Mortgage-backed securities	27	–	(7)	–	–	–	–	20	n.a.
Corporate debt and other debt	160	–	(12)	–	4	–	–	152	n.a.
Equities	335	–	34	5	(2)	–	(38)	334	n.a.
	522	–	15	5	2	–	(38)	506	n.a.
Loans	1,070	(5)	(19)	264	(8)	73	(298)	1,077	30
Other
Net derivative balances (3)
Interest rate contracts	(588)	84	(1)	5	(109)	(4)	(22)	(635)	84
Foreign exchange contracts	22	14	–	38	(25)	7	(9)	47	1
Other contracts	(301)	(20)	11	(142)	102	(276)	233	(393)	(10)
Valuation adjustments	40	–	–	6	(26)	–	–	20	–
Other assets	53	(39)	(2)	–	(12)	–	–	–	–
	$2,155	$128	$(58)	$526	$(223)	$(160)	$(164)	$2,204	$269
Liabilities
Deposits	$(139)	$(66)	$5	$(191)	$51	$(154)	$343	$(151)	$6
Other
Other liabilities	(38)	22	1	–	8	–	–	(7)	23
	$(177)	$(44)	$6	$(191)	$59	$(154)	$343	$(158)	$29

	For the year ended October 31, 2020

(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$58	$–	$1	$–	$(15)	$–	$–	$44	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	21	(1)	–	1	(3)	12	–	30	–
Equities	1,219	(126)	10	231	(74)	3	(2)	1,261	(47)
	1,300	(127)	11	232	(92)	15	(2)	1,337	(47)
Investment
Mortgage-backed securities	27	–	–	–	–	–	–	27	n.a.
Corporate debt and other debt	153	–	4	–	3	–	–	160	n.a.
Equities	294	–	37	8	(4)	–	–	335	n.a.
	474	–	41	8	(1)	–	–	522	n.a.
Loans	680	92	8	551	(706)	624	(179)	1,070	(15)
Other
Net derivative balances (3)
Interest rate contracts	(585)	(116)	(2)	(31)	4	35	107	(588)	(57)
Foreign exchange contracts	21	(7)	(3)	23	–	(6)	(6)	22	(13)
Other contracts	(195)	(76)	(1)	(174)	44	(88)	189	(301)	(8)
Valuation adjustments	22	–	–	–	18	–	–	40	–
Other assets	77	(7)	2	–	(19)	–	–	53	(7)
	$1,794	$(241)	$56	$609	$(752)	$580	$109	$2,155	$(147)
Liabilities
Deposits	$(156)	$52	$(3)	$(296)	$30	$(113)	$347	$(139)	$29
Other
Other liabilities	(60)	5	(1)	4	14	–	–	(38)	5
	$(216)	$57	$(4)	$(292)	$44	$(113)	$347	$(177)	$34

(1)	These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in OCI were $46 million for the year ended October 31, 2021 (October 31, 2020 – gains of $32 million) excluding the translation gains or losses arising on consolidation.
(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at October 31, 2021 included derivative assets of $429 million (October 31, 2020 – $602 million) and derivative liabilities of $1,390 million (October 31, 2020 – $1,429 million).
n.a.	not applicable

Summary of Positive and Negative Fair Value Movement of Level 3 Financial Instruments from Using Reasonably Possible Alternative Assumptions
The following table summarizes the impacts to fair values of Level 3 financial instruments using reasonably possible alternative assumptions. This sensitivity disclosure is intended to illustrate the potential impact of the relative uncertainty in the fair value of Level 3 financial instruments. In reporting the sensitivities below, we offset balances in instances where: (i) the move in valuation factors cause an offsetting positive and negative fair value movement, (ii) both offsetting instruments are in Level 3, and (iii) exposures are managed and reported on a net basis. With respect to overall sensitivity, it is unlikely in practice that all reasonably possible alternative assumptions would simultaneously be realized.

	As at
	October 31, 2021			October 31, 2020

(Millions of Canadian dollars)	Level 3 fair value	Positive fair value movement from using reasonably possible alternatives	Negative fair value movement from using reasonably possible alternatives	Level 3 fair value	Positive fair value movement from using reasonably possible alternatives	Negative fair value movement from using reasonably possible alternatives
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$25	$–	$(1)	$44	$1	$(1)
Asset-backed securities	2	–	–	2	–	–
Corporate debt and other debt	25	1	(1)	30	1	(1)
Equities	1,530	19	(16)	1,261	15	(15)
Investment
Mortgage-backed securities	20	4	(4)	27	3	(3)
Corporate debt and other debt	152	14	(13)	160	18	(16)
Equities	334	33	(34)	335	28	(28)
Loans	1,077	23	(24)	1,070	49	(49)
Derivatives	429	7	(5)	602	2	(2)
Other assets	–	–	–	53	–	–
	$3,594	$101	$(98)	$3,584	$117	$(115)
Deposits	$(151)	$–	$–	$(139)	$4	$(4)
Derivatives	(1,390)	30	(77)	(1,429)	13	(55)
Other
Other liabilities	(7)	–	–	(38)	–	–
	$(1,548)	$30	$(77)	$(1,606)	$17	$(59)

Summary of Fair Value for Financial Instruments Carried at Amortized Cost and Classified Using the Fair Value Hierarchy
Fair value for financial instruments that are carried at amortized cost and classified using the fair value hierarchy

	As at October 31, 2021
	Fair value approximates carrying value (1)	Fair value may not approximate carrying value
		Fair value measurements using				Total fair value
(Millions of Canadian dollars)		Level 1	Level 2	Level 3	Total
Interest-bearing deposits with banks	$22,742	$–	$–	$–	$–	$22,742
Amortized cost securities (2)	–	1,025	65,798	–	66,823	66,823
Assets purchased under reverse repurchase agreements and securities borrowed	31,368	–	11,524	–	11,524	42,892
Loans
Retail	68,377	–	429,672	4,228	433,900	502,277
Wholesale	16,228	–	184,055	4,400	188,455	204,683
	84,605	–	613,727	8,628	622,355	706,960
Other assets	57,859	–	489	135	624	58,483
	196,574	1,025	691,538	8,763	701,326	897,900
Deposits
Personal	272,675	–	70,908	457	71,365	344,040
Business and government	418,185	–	146,334	587	146,921	565,106
Bank	16,943	–	7,792	8	7,800	24,743
	707,803	–	225,034	1,052	226,086	933,889
Obligations related to assets sold under repurchase agreements and securities loaned	26,054	–	–	–	–	26,054
Other liabilities	55,495	–	1,256	7,998	9,254	64,749
Subordinated debentures	–	–	9,545	56	9,601	9,601
	$789,352	$–	$235,835	$9,106	$244,941	$1,034,293

	As at October 31, 2020
	Fair value approximates carrying value (1)	Fair value may not approximate carrying value
		Fair value measurements using				Total fair value
(Millions of Canadian dollars)		Level 1	Level 2	Level 3	Total
Interest-bearing deposits with banks	$17,410	$–	$–	$–	$–	$17,410
Amortized cost securities (2)	–	502	58,125	–	58,627	58,627
Assets purchased under reverse repurchase agreements and securities borrowed	37,064	–	11,557	–	11,557	48,621
Loans
Retail	66,151	–	392,093	4,640	396,733	462,884
Wholesale	11,278	–	182,094	5,381	187,475	198,753
	77,429	–	574,187	10,021	584,208	661,637
Other assets	56,484	–	450	131	581	57,065
	188,387	502	644,319	10,152	654,973	843,360
Deposits
Personal	245,777	–	78,500	527	79,027	324,804
Business and government	364,451	–	153,395	655	154,050	518,501
Bank	19,070	–	7,439	9	7,448	26,518
	629,298	–	239,334	1,191	240,525	869,823
Obligations related to assets sold under repurchase agreements and securities loaned	18,309	–	–	–	–	18,309
Other liabilities	56,200	–	1,004	8,515	9,519	65,719
Subordinated debentures	–	–	10,012	59	10,071	10,071
	$703,807	$–	$250,350	$9,765	$260,115	$963,922

(1)	Certain financial instruments have not been assigned to a level as the carrying amount approximates their fair values.
(2)	Included in Securities – Investment, net of applicable allowance on the Consolidated Balance Sheets.